Inventories	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Inventory Disclosure [Abstract]
Inventories

Note 3. Inventories

Inventories, net of reserves, consisted of the following (in thousands):

	July 29, 2017	October 29, 2016
Chassis	$44,846	$35,227
Raw materials	157,299	112,423
Work in process	194,999	128,145
Finished products	69,793	59,179

	466,937	334,974
Less: reserves	(9,102)	(9,341)

Total inventories, net	$457,835	$325,633

Note 4. Inventories

Inventories, net of reserves, consisted of the following:

	October 29, 2016	October 31, 2015
Chassis	$35,227	$30,765
Raw materials	112,423	86,533
Work in process	128,145	97,251
Finished products	59,179	40,454

	334,974	255,003

Less: reserves	(9,341)	(8,041)

Total inventories, net	$325,633	$246,962